Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	SEI TAX EXEMPT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000701817
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2012
STET INTERMEDIATE TERM MUNICIPAL FUND (Prospectus Summary) | STET INTERMEDIATE TERM MUNICIPAL FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEIMX
STET SHORT DURATION MUNICIPAL FUND (Prospectus Summary) | STET SHORT DURATION MUNICIPAL FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUMAX
STET CALIFORNIA MUNICIPAL BOND FUND (Prospectus Summary) | STET CALIFORNIA MUNICIPAL BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBDAX
STET MASSACHUSETTS MUNICIPAL BOND FUND (Prospectus Summary) | STET MASSACHUSETTS MUNICIPAL BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMAAX
STET NEW JERSEY MUNICIPAL BOND FUND (Prospectus Summary) | STET NEW JERSEY MUNICIPAL BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SENJX
STET NEW YORK MUNICIPAL BOND FUND (Prospectus Summary) | STET NEW YORK MUNICIPAL BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SENYX
STET PENNSYLVANIA MUNICIPAL BOND FUND (First Prospectus Summary) | STET PENNSYLVANIA MUNICIPAL BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEPAX
STET TAX-ADVANTAGED INCOME FUND (Prospectus Summary) | STET TAX-ADVANTAGED INCOME FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEATX
STET PENNSYLVANIA MUNICIPAL BOND FUND (Second Prospectus Summary) | STET PENNSYLVANIA MUNICIPAL BOND FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEIPX
STET INSTITUTIONAL TAX FREE FUND (First Prospectus Summary) | STET INSTITUTIONAL TAX FREE FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TXWXX
STET INSTITUTIONAL TAX FREE FUND (Second Prospectus Summary) | STET INSTITUTIONAL TAX FREE FUND | CLASS B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SITXX
STET INSTITUTIONAL TAX FREE FUND (Third Prospectus Summary) | STET INSTITUTIONAL TAX FREE FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SFCXX
STET TAX FREE FUND (Prospectus Summary) | STET TAX FREE FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TXEXX